Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Property rights	$92,604	$38,032
GO FLY App	500,000	-
Total Intangible assets	592,604	38,032
Less: Accumulated Amortization	(32,479)	(1,648)
Intangible assets, net	$560,125	$36,384

Intangible assets as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Property rights	$38,032	$-
Total Intangible assets	38,032	-
Less: Accumulated Amortization	(1,648)	-
Intangible assets, net	$36,384	$-